Operating Segments	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Operating Segments
7.
Operating Segments

Basis for segmentation

The Group’s business segment information included in this Note is aligned with the segment information included in the 2025 Consolidated Financial Statements and which are detailed therein.

Information on reportable segments

Information related to each reportable segment is set out below. Segment operating profit (loss) is used to measure performance, as management believes that this information is the most relevant when evaluating the results of the respective segments relative to other entities operating in the same industries.

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2026

	June 30, 2026
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	37,957	6,633	—	44,590	(1,728)	42,862
Sales of Services	4,618	6,155	50	10,823	(67)	10,756
Changes in inventories and raw	(26,746)	(8,388)	(56)	(35,190)	1,728	(33,462)
Employee benefits	(16,694)	(2,620)	(113)	(19,427)	—	(19,427)
Other operating expenses	(12,848)	(2,206)	(41)	(15,095)	67	(15,028)
Amortization and depreciation	(8,947)	(1,162)	(1)	(10,110)	—	(10,110)
Impairment of assets	—	—	—	—	—	—
Other income	1,443	242	—	1,685	—	1,685
Operating Loss	(21,217)	(1,346)	(161)	(22,724)	—	(22,724)
Total Assets	365,684	62,542	2,030	430,256	(187,936)	242,320
Total Liabilities	367,877	62,479	2,146	432,502	(130,541)	301,961

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2025

	June 30, 2025
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	53,425	14,917	216	68,558	(4,333)	64,225
Sales of Services	3,324	8,382	162	11,868	(162)	11,706
Changes in inventories and raw	(35,636)	(15,634)	(153)	(51,423)	4,333	(47,090)
Employee benefits	(23,611)	(4,394)	(131)	(28,136)	—	(28,136)
Other operating expenses	(17,111)	(4,114)	(90)	(21,315)	162	(21,153)
Amortization and depreciation	(19,049)	(1,237)	—	(20,286)	—	(20,286)
Impairment of goodwill	2,449	—	—	2,449	—	2,449
Other income	(122)	(47)	49	(120)	—	(120)
Operating Loss	(36,331)	(2,127)	53	(38,405)	—	(38,405)
Total Assets	452,274	42,821	1,520	496,615	(180,127)	316,488
Total Liabilities	359,798	38,685	1,011	399,494	(119,144)	280,350

Eliminations and unallocated items

There have been no significant transactions between segments during the six months ended June 30, 2026 and June 30, 2025, respectively except for inter-segment revenues which are eliminated in the column “Consolidated adjustments and eliminations”. The elimination of revenue and changes in inventories and raw materials and consumables used mainly relates to eliminating the intercompany sales of EMEA to NORAM and APAC. The impact of this elimination on consolidated operating loss relates to the elimination of profit on stock of inventories held by the NORAM segment.

Certain financial assets and liabilities are not allocated to reportable segments, as they are managed on a Group basis. These are reflected in the "Consolidated adjustments and eliminations" column. All finance income and expenses are considered to be part of the Corporate segment and hence are not further allocated to the operating segments EMEA, NORAM and APAC.

External revenue by location

The countries where the Group has sold more than 10% of the annual revenue are as follows:

	Six-months period ended June 30,
(In thousand Euros)	2026		2025
	Revenue	%	Revenue	%
Country
Spain	10,206	19%	12,801	17%
United States	11,011	21%	18,899	25%
Italy	559	1%	1,546	2%
Germany	16,091	30%	19,147	25%
Other countries	15,751	29%	23,538	31%
Total	53,618	100%	75,931	100%